Segment information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Segment Reporting [Line Items]
Net loss			$ (15,671)	$ (15,671)
Number of operating segments | segment			1
HORIZON SPACE ACQUISITION II CORP
Segment Reporting [Line Items]
Total formation and operating costs	$ (364,905)	$ (253,479)			$ (1,080,524)	$ (201,653)
Interest earned on investment held in Trust Account	588,076	726,071			2,889,530	344,530
Interest expense	(252,293)	0
Net loss	$ (29,122)	472,592			$ 1,809,006	$ 142,877
Number of reportable segments | segment	1				1
Number of operating segments | segment	1				1
Operating Segments [Member] | HORIZON SPACE ACQUISITION II CORP
Segment Reporting [Line Items]
Professional services fee in connection with Business Combination	$ (109,150)	(142,800)
Other formation and operating costs	(255,755)	(110,679)
Total formation and operating costs	(364,905)	(253,479)
Interest earned on investment held in Trust Account	588,076	726,071
Interest expense	(252,293)
Net loss	$ (29,122)	$ 472,592